Business Combination, Significant Transaction and Sale of Business (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Current liabilities	$ 6,811		$ 8,119
StoneRiver, Inc [Member]
Disclosure of detailed information about business combination [line items]
Current assets		$ 16,785
Property and equipment		1,088
Intangible assets		38,145
Goodwill		77,014
Other long-term assets		78
Total assets acquired		133,110
Current liabilities		10,595
Deferred revenues		5,742
Deferred tax liabilities		15,071
Other long-term liabilities		351
Total liabilities acquired		31,759
Total purchase price		$ 101,351